Pension and Postretirement Expense Level 4 (Details) - Change in Benefit Obligations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 281	$ 278
Service cost	3	3	$ 3
Interest cost	10	11	10
Actuarial (gains) losses	(20)	33
Foreign currency exchange rate changes	0	0
Benefits paid	(22)	(17)
Defined Benefit Plan, Settlements, Plan Assets	0	(23)
Plan amendments	0	0
Expenses paid from assets	(3)	0
Defined Benefit Plan, Settlements, Benefit Obligation	0	(27)
Employee contributions	0	0
Benefit obligation at end of year	249	281	278
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	(4)	17
Foreign currency exchange rate changes	0	0
Employer contributions	9	13
Funded status of the plan at end of year	(39)	(51)
Defined Benefit Plan, Fair Value of Plan Assets	210	230	240
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	564	470
Service cost	16	14	14
Interest cost	12	17	18
Actuarial (gains) losses	(31)	142
Foreign currency exchange rate changes	(61)	(68)
Benefits paid	(9)	(10)
Defined Benefit Plan, Settlements, Plan Assets	0	0
Plan amendments	0	(2)
Expenses paid from assets	0	0
Defined Benefit Plan, Settlements, Benefit Obligation	0	0
Employee contributions	1	1
Benefit obligation at end of year	492	564	470
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	(4)	83
Foreign currency exchange rate changes	(37)	(45)
Employer contributions	14	23
Funded status of the plan at end of year	(176)	(213)
Defined Benefit Plan, Fair Value of Plan Assets	316	351	299
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	9	12
Service cost	0	0	0
Interest cost	0	1	0
Actuarial (gains) losses	0	(3)
Foreign currency exchange rate changes	0	0
Benefits paid	(1)	(1)
Defined Benefit Plan, Settlements, Plan Assets	0	0
Plan amendments	(1)	0
Expenses paid from assets	0	0
Defined Benefit Plan, Settlements, Benefit Obligation	0	0
Employee contributions	0	0
Benefit obligation at end of year	7	9	12
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	1	1
Funded status of the plan at end of year	(7)	(9)
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	11	12
Service cost	0	0	1
Interest cost	1	1	1
Actuarial (gains) losses	(1)	1
Foreign currency exchange rate changes	(2)	(1)
Benefits paid	0	(1)
Defined Benefit Plan, Settlements, Plan Assets	0	0
Plan amendments	0	(1)
Expenses paid from assets	0	0
Defined Benefit Plan, Settlements, Benefit Obligation	0	0
Employee contributions	0	0
Benefit obligation at end of year	9	11	12
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	0	0
Funded status of the plan at end of year	(9)	(11)
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0	$ 1